UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/08

Item 1.  Reports to Stockholders.

FREE ENTERPRISE ACTION FUND

_________________________

ANNUAL REPORT

DECEMBER 31, 2008

_________________________

1-800-766-3960

www.freeenterpriseactionfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Free Enterprise Action Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Free Enterprise Action Fund

FUND PERFORMANCE AND PORTFOLIO

The FEAOX returned (34.76%) as compared to (37.00%) for the S&P 500 in 2008, and has returned (6.58%) (annualized) since inception.

FEAOX’s investment strategy is targeted to track the broad market. Factors that drive and affect the broad market have similar effects on the FEAOX. In 2008, market and FEAOX performance are attributable mostly to the global credit crisis and higher energy prices.

The FEAOX owns common stock in about 380 of the companies in the S&P 500.  As of December 31, 2008, the market cap of the FEAOX was approximately $6.65 million, representing a decrease of approximately 45 percent in market capitalization from the prior quarter.

FUND ADVOCACY

The FEAOX’s advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise.

Fourth Quarter 2008

Fund advocacy activities for the quarter included advocating shareholder proposals at the following companies:

•

With Alcoa, Bank of America, Caterpillar, Citigroup, Conoco Philips, Duke Energy, Dupont, Excelon, Ford, JPMorgan Chase and NRG Energy to compel management to justify lobbying for global warming regulation.

•

With Dow, Goldman Sachs to increase director accountability to shareholders.

The FEAOX attracted interest from the media, including:

•

Fox News, Your World With Neal Cavuto: No New Taxes, December 3, 2008

•

Politico.com, Obama advisor tied to defense contractor, November 12, 2008

The FEAOX issued the following media releases during Q4 2008:

•

Five Worst Non-Financial-Crisis-Related CEOs of 2008 Announced by the Free Enterprise Action Fund, December 16, 2008

•

GE’s Board of Directors should dismiss CEO Jeff Immelt, says the Free Enterprise Action Fund (Ticker: FEAOX); Immelt’s failed leadership hurts shareholders, October 20, 2008

Third Quarter 2008

Fund advocacy activities for the quarter included advocating shareholder proposals at the following companies:

•

With the Walt Disney Company to increase transparency regarding Disney's political contributions.

The FEAOX attracted interest from the media, including:

•

Fund Action, “Pandora’s Portfolio,” September 15, 2008

•

Crain’s New York Business, “To green to be true?” August 18, 2008

The FEAOX issued the following media releases:

•

On 9-11 Anniversary, Free Enterprise Action Fund Files Shareholder Proposal Following Disney’s Refusal to Sell 9-11 TV Miniseries DVD; FEAOX Sends Disney Board Members DVD of New Documentary Exposing Political Intimidation of Company, September 10, 2008

•

SEC petitioned to warn companies against making false and misleading claims on global warming; Misinformation puts investors at risk, says Free Enterprise Action Fund, July 23, 2008

•

Obama Advised Against Picking Sam Nunn as Running Mate; Former Senator and General Electric Board Member Allowed GE to Do Business with Iran, July 1, 2008

Second Quarter 2008

The FEAOX attracted interest from the media including:

•

American Banker, Fund leaders seek Countrywide probe, June 23, 2008

•

Fox Business Channel, Happy Hour, June 3, 2008

•

Newsweek, Is Wal-Mart too liberal?, May 31, 2008

•

Industry Week, ExxonMobil softens tone on climate amid shareholder pressure, May 30, 2008

•

Austin American-Statesman, Exxon investors veto plans to split power, go greener, May 29, 2008

•

Financial Week, Shareholder proposal to end shareholder proposals fails at Exxon, May 29, 2008

•

The Independent (UK), ExxonMobil fights off call to invest in oil alternatives, May 29, 2008

•

Fox Business Channel, May 28, 2008

•

Agence France Presse, Shareholders to force ExxonMobil to consider climate, May 28, 2008

•

BusinessWeek, Exxon resists green demands, May 28, 2008

•

Dallas Morning News, Exxon annual meeting in Dallas may be volatile, May 28, 2008

•

Houston Chronicle, Exxon Mobil leader keeps both hats, May 28, 2008

•

National Public Radio, Exxon not into climate change talk (Marketplace), May 28, 2008

•

Bloomberg, Tillerson to face Rockfellers, Nuns in Exxon Meeting Showdown, May 27, 2008

•

The Guardian (UK), Exxon investors propose ban on green activism, May 27, 2008

•

Daily Telegraph (UK), ExxonMobil's Rockefeller spat leads to blocking proposal, May 22, 2008

•

Washington Post, Murdoch Diplomacy: Behind O'Reilly's Electric Attacks, May 19, 2008

•

Reuters, ConocoPhillips says record crude prices a foe, May 15, 2008

•

Banking Wire, SEC Allows Shareholder Vote On Equator Principles Proposal, May 12, 2008

•

Pittsburgh Tribune-Review, Taking Out the Junk, May 10, 2008

•

Fox News, The O'Reilly Factor (General Electric Doing Business with Iran), May 8, 2008

•

US Banker, SEC Allows Shareholder Vote On Equator Principles Proposal, May 2008

•

Pittsburgh Tribune-Review, Gadflies try to get answers out of GE execs, April 27, 2008

•

Erie Times-News, GE supports environmental effort, April 25, 2008

•

CNNMoney.com, Countrywide takes backseat at BofA meeting, April 23, 2008

•

Financial Week, The IR Tiger in Exxon's Tank, April 21, 2008

•

Houston Chronicle, Green makes him see red, April 17, 2008

•

Reuters, Fewer mutual funds nix climate proposals, April 16, 2008

•

Reuters, Exxon CEO pay up nearly 18 percent in 2007, April 10, 2008

•

Pittsburgh Tribune-Review, Little fund says GE's 'junk science' hurts business, April 10, 2008

The FEAOX issued the following media releases:

•

Obama Advised Against Picking Sam Nunn as Running Mate; Former Senator and General Electric Board Member Allowed GE to Do Business with Iran, June 24, 2008

•

GE’s Board of Directors should dismiss CEO Jeff Immelt, says the Free Enterprise Action Fund (Ticker: FEAOX); Immelt’s support for economy killing global warming legislation being debated in Senate is last straw, Fund says, June 3, 2008

•

2008 Proxy Voter Guide for Libertarian and Conservative Shareholders Released by Free Enterprise Action Fund (Ticker: FEAOX), April 14, 2008

First Quarter 2008

The FEAOX has attracted interest from the media, including:

•

The Examiner (Baltimore, MD), Pepsi dives into dangerous global warming wars, March 28, 2008

•

Washington Times, Investor: Disney shelved 9/11 film, March 22, 2008

•

Wall Street Journal, How Much Green Do Shareholders Want?, March 15, 2008

•

GreenTechMedia.com, Bottom Line for Green Initiatives: Good or Bad?, March 15, 2008

•

CNNMoney.com, Dueling Shareholder Interests Drive the Greening of America, March 14, 2008

•

The Economist, The Greening of Wall Street, March 13, 2008

•

Fox News Channel, "Just Business" (Special Report), March 10, 2008

•

Orlando Sentinel, Disney defends its TV programming at shareholders meeting, March 7, 2008

•

Reuters/Hollywood Reporter, Disney steers clear of 'Path to 9/11', March 7, 2008

•

CNNMoney.com, Activist Fund Seeks Ban On 'Nuisance Shareholders', February 22, 2008

•

Wall Street Journal, At U.N., Investors Try to Divine How Soon U.S. Will Go Green, February 9, 2008

•

Dow Jones Newswires, GE Can't Block Shareholder Vote On Climate-Change Costs, January 24, 2008

•

Inside Counsel, Climate Disclosure; Investors ask the SEC to develop standards for reporting global warming risk, January 2008

LOOKING AHEAD TO 2009

The Free Enterprise Action Fund is looking forward to a challenging 2009. In items of investment performance, we intend to continue holding our diversified portfolio of large-cap companies and managing the portfolio so as to produce a market-based return. In terms of advocacy, we are looking forward to our fifth shareholder season.

Free Enterprise Action Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through December 31, 2008*

Annualized Total Returns as of December 31, 2008
	One Year	Since Inception*
Free Enterprise Action Fund	(34.76)%	(6.58)%
S&P 500	(37.00)%	(5.47)%

________________

* The Fund commenced operations on March 1, 2005.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.11%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-800-766-3960.

PORTFOLIO COMPOSITION

As of December 31, 2008

Sector	Percent of Net Assets
Consumer- Non-Cyclical	24.05%
Energy	14.10%
Technology	12.33%
Financial	11.85%
Industrial	11.25%
Communications	10.02%
Consumer- Cyclical	7.77%
Utilities	4.32%
Basic Materials	2.52%
Short-Term Investments	1.09%
Other Assets Less Liabilities	0.70%
100.00%

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
December 31, 2008
	Shares	Market Value
COMMON STOCKS - 98.21%
Advertising - 0.12%
Omnicom Group, Inc.	288	$ 7,753

Aerospace/Defense - 2.89%
Boeing Co.	727	31,021
General Dynamics Corp.	367	21,136
Goodrich Corp.	106	3,924
L3 Communications Holdings, Inc.	105	7,747
Lockheed Martin Corp.	321	26,990
Northrop Grumman Corp.	612	27,564
Raytheon Co.	409	20,875
Rockwell Collins, Inc.	143	5,590
United Technologies Corp.	914	48,990
		193,837
Agriculture - 0.26%
Archer-Daniels-Midland Co.	595	17,154

Apparel - 0.26%
Nike, Inc. - Class B	345	17,595

Auto Manufacturers - 0.23%
Ford Motor Co. *	1,590	3,641
General Motors Corp.	515	1,648
Paccar, Inc.	338	9,667
		14,956
Banks - 4.43%
Banco Bilbao Vizcaya Argentaria, S.A. ADR	123	1,537
Bank of America Corp.	4,323	60,868
Bank of New York Mellon Corp.	1,031	29,208
BB&T Corp.	488	13,400
Capital One Financial Corp.	376	11,991
Comerica, Inc.	135	2,680
Fifth Third Bancorp	505	4,171
Keycorp	341	2,905
M&T Bank Corp.	66	3,789
Marshall & Ilseley Corp.	213	2,905
Northern Trust Corp.	158	8,238
PNC Financial Services Group, Inc.	273	13,377
Regions Financial Corp.	657	5,230
State Street Corp.	310	12,192
SunTrust Banks, Inc.	328	9,689
U.S. Bancorp	1,603	40,091
Wachovia Corp.	1,778	9,850
Wells Fargo & Co.	2,200	64,856
		296,977
Beverages - 2.58%
Coca-Cola Co.	1,886	85,379
Coca-Cola Enterprises, Inc.	232	2,791
Pepsi Bottling Group, Inc.	115	2,589
Pepsico, Inc.	1,500	82,155
		172,914

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Biotechnology - 2.27%
Amgen, Inc.*	1,050	$ 60,638
Biogen Idec, Inc.*	289	13,765
Celgene Corp.*	338	18,685
Genzyme Corp.*	221	14,668
Gilead Sciences, Inc.*	836	42,753
Life Technologies Corp.*	70	1,632
		152,141
Building Materials - 0.06%
Masco Corp.	335	3,729

Chemicals - 2.04%
Air Products & Chemicals, Inc.	200	10,054
Dow Chemical Co.	873	13,174
E. I. du Pont De Nemours & Co.	831	21,024
Eastman Chemical Co.	70	2,220
Ecolab, Inc.	151	5,308
Monsanto Co.	693	48,753
PPG Industries, Inc.	139	5,898
Praxair, Inc.	293	17,392
Rohm and Haas Co.	121	7,477
Sherwin Williams Co.	96	5,736
		137,036
Coal - 0.14%
Consol Energy, Inc.	155	4,430
Peabody Energy Corp.	224	5,096
		9,526
Commercial Services - 0.98%
Automatic Data Processing, Inc	505	19,867
H&R Block, Inc.	271	6,157
Equifax, Inc.	108	2,864
McKesson Corp.	271	10,496
Moody's Corp.	199	3,998
Paychex, Inc.	287	7,542
R R Donnelley & Sons Co.	181	2,458
Robert Half International, Inc	144	2,998
Western Union Co.	646	9,263
		65,643
Computers - 5.10%
Affiliated Computer Services, Inc. - Class A*	98	4,503
Apple, Inc.*	802	68,451
Cognizant Technology Solutions Corp.*	240	4,334
Computer Sciences Corp.*	146	5,130
Dell, Inc.*	2,068	21,176
EMC Corp.*	2,055	21,516
Hewlett Packard Co.	2,510	91,088
International Business Machines Corp.	1,387	116,730
NetApp, Inc.*	313	4,373
SanDisk Corp.*	189	1,814
Sun Microsystems, Inc.*	741	2,831
		341,946

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Cosmetics/Personal Care - 2.87%
Avon Products, Inc.	407	$ 9,780
Colgate-Palmolive Co.	470	32,214
Procter & Gamble Co.	2,436	150,594
		192,588
Distribution/Wholesale - 0.08%
Genuine Parts Co.	145	5,490

Diversified Financial Services - 4.14%
American Express Co.	1,101	20,424
Ameriprise Financial, Inc.	206	4,812
Citigroup, Inc.	5,580	37,442
Charles Schwab Corp.	928	15,006
CME Group, Inc.	34	7,076
Discover Financial Services	451	4,298
Franklin Resources, Inc.	151	9,631
Goldman Sachs Group, Inc.	452	38,144
JP Morgan Chase & Co.	3,228	101,779
Legg Mason, Inc.	111	2,432
Merrill Lynch & Co., Inc.	809	9,417
Morgan Stanley	978	15,687
SLM Corp.*	374	3,329
T. Rowe Price Group, Inc.	222	7,868
		277,345
Electric - 3.79%
AES Corp.*	560	4,614
Allegheny Energy, Inc.	139	4,707
Ameren Corp.	174	5,787
American Electric Power, Inc.	363	12,081
Centerpoint Energy, Inc.	264	3,332
Consolidated Edison, Inc.	209	8,136
Constellation Energy Corp.	152	3,814
Dominion Resources, Inc.	631	22,615
DTE Energy Co.	149	5,328
Duke Energy Corp.	1,128	16,931
Edison International	301	9,668
Entergy Corp.	188	15,628
Exelon Corp.	605	33,644
FirstEnergy Corp.	294	14,283
FPL Group, Inc.	366	18,421
PG&E Corp.	294	11,381
PPL Corp.	348	10,680
Progress Energy, Inc.	215	8,568
Public Service Enterprise Group, Inc.	456	13,302
Southern Co.	675	24,975
Xcel Energy, Inc.	343	6,363
		254,258
Electrical Components & Equipments - 0.40%
Emerson Electric Co.	737	26,982

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Electronics - 0.38%
Agilent Technologies, Inc.*	344	$ 5,377
Thermo Fisher Scientific, Inc.*	372	12,674
Tyco Electronics Ltd.	460	7,457
		25,508
Engineering & Construction - 0.10%
Fluor Corp.	150	6,731

Entertainment - 0.05%
International Game Technology	287	3,412

Environmental Control - 0.24%
Waste Management, Inc.	492	16,305

Food - 1.45%
Campbell Soup Co.	193	5,792
Conagra Foods, Inc.	429	7,079
General Mills, Inc.	316	19,197
HJ Heinz Co.	279	10,490
Kellogg Co.	211	9,252
Kroger Co.	654	17,272
Safeway, Inc.	374	8,890
Sara Lee Corp.	637	6,236
Sysco Corp.	559	12,823
		97,031
Forest Products & Paper - 0.17%
International Paper Co.	410	4,838
Weyerhaeuser Co.	206	6,306
		11,144
Gas - 0.14%
Sempra Energy	221	9,421

Hand/Machine Tools - 0.04%
Black & Decker Corp.	57	2,383

Healthcare-Products - 3.96%
CR Bard, Inc.	87	7,331
Baxter International, Inc.	596	31,940
Becton Dickinson & Co.	222	15,183
Boston Scientific Corp.*	1,088	8,421
Covidien Ltd.	455	16,489
Johnson & Johnson	2,240	134,019
Medtronic, Inc.	1,039	32,645
Stryker Corp.	266	10,627
Zimmer Holdings, Inc.*	216	8,731
		265,386
Healthcare-Services - 1.42%
Aetna, Inc.	488	13,908
Cigna Corp.	261	4,398
Coventry Health Care, Inc.*	132	1,964
Humana, Inc.*	139	5,182
Laboratory Corp of America Hld.*	106	6,827

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Healthcare-Services - 1.42% (Continued)
Quest Diagnostics, Inc.	135	$ 7,008
UnitedHealth Group, Inc.	1,222	32,505
WellPoint, Inc. *	559	23,551
		95,343
Household Products/Wares - 0.55%
Avery Dennison Corp.	78	2,553
Clorox Co.	128	7,112
Fortune Brands, Inc.	128	5,284
Kimberly-Clark Corp.	412	21,729
		36,678
Housewares - 0.03%
Newell Rubbermaid, Inc.	233	2,279

Insurance - 2.94%
ACE Ltd.	295	15,611
Aflac, Inc.	449	20,582
Allstate Corp.	566	18,542
American International Group, Inc.	2,418	3,796
AON Corp.	263	12,014
Chubb Corp.	371	18,921
Loews Corp.	412	11,639
Marsh & McLennan Companies, Inc.	495	12,014
MetLife, Inc.	690	24,053
Principal Financial Group, Inc.	228	5,146
Progressive Corp.	650	9,627
Prudential Financial, Inc.	436	13,193
The Travelers Companies, Inc	622	28,114
Torchmark Corp.	84	3,755
		197,007
Internet - 1.82%
Amazon.com, Inc.*	285	14,615
EBAY, Inc.*	1,060	14,798
Google, Inc. - Class A*	206	63,376
Symantec Corp.*	824	11,140
Verisign, Inc.*	208	3,969
Yahoo, Inc.*	1,146	13,981
		121,879
Iron/Steel - 0.53%
Nucor Corp.	275	12,705
United States Steel Corp.	604	22,469
		35,174
Leisure Time - 0.20%
Carnival Corp.	404	9,825
Harley Davidson, Inc.	223	3,784
		13,609
Lodging - 0.13%
Marriott International, Inc. - Class A	290	5,641
Starwood Hotels & Resorts WorldWide, Inc.	183	3,276
		8,917

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Machinery-Construction & Mining - 0.59%
Caterpillar, Inc.	887	$ 39,622

Machinery-Diversified - 0.38%
Cummins, Inc.	176	4,704
Deere & Co.	417	15,979
Rockwell International Corp.	148	4,772
		25,455
Media - 2.74%
CBS Corp. - Class B	658	5,389
Comcast Corp.	2,739	46,234
Walt Disney Co.	1,871	42,453
McGraw-Hill Companies, Inc.	321	7,444
News Corp, Inc. - Class A	1,971	17,916
The DIRECTV Group, Inc.*	686	15,716
Time Warner, Inc.	3,722	37,443
Viacom, Inc. - Class B*	597	11,379
		183,974
Metal Fabricate/Hardware - 0.10%
Precision Castparts Corp	117	6,959

Mining - 0.56%
Alcoa, Inc.	794	8,940
Freeport-McMoran Copper & Gold, Inc.	313	7,650
Newmont Mining Corp.	381	15,507
Vulcan Materials Co.	81	5,636
		37,733
Miscellaneous Manufacturers - 3.92%
3M Co.	678	39,012
Danaher Corp.	220	12,454
Dover Corp.	173	5,695
Eaton Corp.	127	6,313
General Electric Co.	8,000	129,600
Honeywell International, Inc.	737	24,196
Illinois Tool Works, Inc.	384	13,459
Ingersoll-Rand Co. Ltd. - Class A	304	5,274
ITT Corp.	156	7,174
Parker Hannifin Corp.	153	6,509
Textron, Inc.	212	2,940
Tyco International Ltd.	455	9,828
		262,454
Office/Business Equipment - 0.18%
Pitney Bowes, Inc.	188	4,790
Xerox Corp.	895	7,133
		11,923
Oil & Gas - 12.28%
Anadarko Petroleum Corp.	421	16,230
Apache Corp.	300	22,359
Chesapeake Energy Corp.	2,077	33,585
Chevron Corp.	1,630	120,571
ConocoPhillips	1,524	78,943
Devon Energy Corp.	405	26,613
EOG Resources, Inc.	221	14,714

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Oil & Gas - 12.28% (Continued)
Exxon Mobil Corp.	4,438	$ 354,286
Hess Corp.	223	11,962
Marathon Oil Corp.	649	17,757
Murphy Oil Corp.	158	7,007
Nabors Industries Ltd.*	366	4,381
Noble Corp.	330	7,280
Occidental Petroleum Corp.	780	46,792
Questar Corp.	144	4,707
Sunoco, Inc.	106	4,607
Transocean, Inc.*	377	17,813
Valero Energy Corp.	553	11,967
XTO Energy, Inc.	620	21,867
		823,441
Oil & Gas Services - 1.51%
Baker Hughes, Inc.	372	11,930
BJ Services Co.	254	2,964
Halliburton Co.	1,072	19,489
National Oilwell, Varco, Inc.*	496	12,122
Schlumberger Ltd.	1,000	42,330
Smith International, Inc.	169	3,868
Weatherford International Ltd.*	816	8,829
		101,532
Packaging & Containers - 0.05%
Ball Corp.	87	3,618

Pharmaceuticals - 7.12%
Abbott Laboratories	1,392	74,291
Allergan, Inc.	256	10,322
Amerisource Bergen Corp.	168	5,991
Bristol-Myers Squibb Co.	1,786	41,525
Cardinal Health, Inc.	364	12,547
Eli Lilly & Co.	894	36,001
Express Scripts, Inc.*	232	12,755
Forest Labs, Inc.*	269	6,851
Hospira, Inc.*	131	3,513
Medco Health Solutions, Inc.*	522	21,877
Merck & Company, Inc.	2,030	61,712
Pfizer, Inc.	6,682	118,338
Schering-Plough Corp.	1,357	23,110
Teva Pharmaceutical Industries Ltd. ADR	56	2,384
Wyeth	1,236	46,362
		477,579
Pipelines - 0.31%
El Paso Corp.	583	4,565
Spectra Energy Corp.	527	8,295
Williams Companies, Inc.	537	7,776
		20,636
REITS - 0.53%
Boston Properties, Inc.	97	5,335
Kimco Realty Corp.	185	3,382
Plum Creek Timber Co., Inc.	152	5,280

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
REITS - 0.53% (Continued)
ProLogis	208	$ 2,889
Public Storage, Inc.	103	8,189
Simon Property Group, Inc.	202	10,732
		35,807
Retail - 6.70%
Bed Bath & Beyond, Inc.*	238	6,050
Costco Wholesale Corp	420	22,050
CVS Caremark Corp.	1,397	40,150
Gap, Inc.	451	6,039
Home Depot, Inc.	1,843	42,426
Kohls Corp.*	296	10,715
Lowe's Companies, Inc.	1,393	29,977
Macy's, Inc.	490	5,072
McDonalds Corp.	1,107	68,844
Nordstrom, Inc.	193	2,569
JC Penney Co., Inc.	188	3,704
Sears Holding, Corp.*	70	2,721
Staples, Inc.	614	11,003
Starbucks Corp.*	697	6,593
Target Corp.	780	26,933
TJX Companies, Inc.	381	7,837
Wal Mart Stores, Inc.	2,129	119,352
Walgreen Co.	914	22,548
Yum! Brands, Inc.	460	14,490
		449,073
Semiconductors - 2.32%
Altera Corp.	304	5,080
Analog Devices, Inc.	300	5,706
Applied Materials, Inc.	1,266	12,825
Broadcom Corp. - Class A*	398	6,754
Intel Corp.	5,340	78,284
Kla-Tencor Corp.	169	3,683
Linear Technology Corp.	257	5,685
Maxim Integrated Products, Inc.	273	3,118
Micron Technology, Inc.*	625	1,650
National Semiconductor Corp.	253	2,548
Nvidia Corp.*	447	3,607
Texas Instruments, Inc.	1,373	21,309
Xilinx Inc.	289	5,150
		155,399
Software - 3.49%
Adobe Systems, Inc.*	522	11,113
Autodesk, Inc.*	197	3,871
BMC Software, Inc.*	172	4,628
Citrix Systems, Inc.*	155	3,653
CA, Inc.	347	6,430
Electronic Arts, Inc.*	259	4,154
Fiserv, Inc.*	147	5,346
IMS Health, Inc.	170	2,577
Intuit, Inc.*	291	6,923
Microsoft Corp.	6,210	120,722
Oracle Corp.*	3,659	64,874
		234,291

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares	Market Value
Telecommunications - 6.28%
AT&T, Inc.	4,777	$ 136,145
Centurytel, Inc.	97	2,651
Cisco Systems, Inc.*	5,665	92,340
Corning, Inc.	1,431	13,637
Juniper Networks, Inc.*	478	8,370
Motorola, Inc.	2,220	9,835
Qualcomm, Inc.	1,505	53,924
Qwest Communications International, Inc.	1,341	4,881
Sprint Nextel Corp.*	2,685	4,914
Verizon Communications, Inc.	2,684	90,988
Windstream Corp.	399	3,671
		421,356
Toys/Games/Hobbies - 0.14%
Hasbro, Inc.	137	3,996
Mattel, Inc.	320	5,120
		9,116
Transportation - 2.22%
Burlington Northern Santa Fe Corp.	322	24,379
CSX Corp.	403	13,085
FedEx Corp.	281	18,026
Norfolk Southern Corp.	345	16,232
Union Pacific Corp.	488	23,326
United Parcel Service, Inc. - Class B	978	53,946
		148,994

TOTAL COMMON STOCKS (Cost $9,421,914)		6,585,039

SHORT TERM INVESTMENTS - 1.09%
Huntington Money Market Fund, 0.17%+	73,458	73,458

TOTAL SHORT TERM INVESTMENTS (Cost $73,458)		73,458

TOTAL INVESTMENTS (Cost $9,495,372) - 99.30%		6,658,497
Other assets less liabilities - 0.70%		46,764
NET ASSETS - 100.00%		$ 6,705,261
__________
* Non-Income producing security.
+Variable rate security. Rate shown is as of December 31, 2008.
ADR- American Depositary Receipt
REITs- Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Investments in Securities at Market Value (identified cost $9,495,372)	$ 6,658,497
Dividends and Interest Receivable	13,388
Due from Investment Adviser	55,915
Prepaid Expenses and Other Assets	13,160
Total Assets	6,740,960

Liabilities:
Dividends Payable	294
Accrued Administration Fees	5,687
Accrued Fund Accounting Fees	6,464
Accrued Transfer Agency Fees	2,816
Accrued Custody Fees	1,461
Accrued Expenses and Other Liabilities	18,977
Total Liabilities	35,699

Net Assets (Unlimited shares of no par value interest authorized;
884,908 shares outstanding)	$ 6,705,261

Net Asset Value, Offering and Redemption Price Per Share
($6,705,261 / 884,908 shares of beneficial interest outstanding)	$ 7.58

Composition of Net Assets:
At December 31, 2008, Net Assets consisted of:
Paid-in-Capital	$ 9,983,108
Distributions in Excess of Net Investment Income	(2,745)
Accumulated Net Realized Loss From Security Transactions	(438,227)
Net Unrealized Depreciation on Investments	(2,836,875)
Net Assets	$ 6,705,261

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008

Investment Income:
Dividend Income (net of $32 foreign taxes)	$ 221,960
Interest Income	12,080
Total Investment Income	234,040

Expenses:
Investment Advisory Fees	129,468
Fund Accounting Fees	43,489
Registration & Filing Fees	40,987
Administration Fees	36,243
Professional Fees	33,938
Transfer Agent Fees	33,767
Printing Expense	15,408
Chief Compliance Officer Fees	14,277
Custody Fees	7,352
Trustees' Fees	3,238
Miscellaneous Expenses	4,403
Total Expenses	362,570
Less: Expenses Waived/Reimbursed by Adviser	(181,612)
Net Expenses	180,958
Net Investment Income	53,082

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(394,760)
Net Change in Unrealized Depreciation on Investments	(3,969,454)
Net Realized and Unrealized Loss on Investments	(4,364,214)

Net Decrease in Net Assets Resulting From Operations	$ (4,311,132)

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	December 31, 2008	December 31, 2007
Operations:
Net Investment Income	$ 53,082	$ 40,052
Net Realized Gain (Loss) on Investments	(394,760)	44,198
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,969,454)	317,743
Net Increase (Decrease) in Net Assets
Resulting From Operations	(4,311,132)	401,993

Distributions to Shareholders From:
Net Investment Income ($0.06 and $0.04 per share, respectively)	(51,983)	(39,802)

Beneficial Interest Transactions:
Proceeds from Shares Issued (33,035 and 245,952 shares, respectively)	349,788	2,853,278
Distributions Reinvested (6,819 and 2,995 shares, respectively)	51,689	35,733
Cost of Shares Redeemed (193,409 and 2,497 shares, respectively)	(1,496,204)	(29,425)
Total Beneficial Interest Transactions	(1,094,727)	2,859,586

Total Increase (Decrease) in Net Assets	(5,457,842)	3,221,777

Net Assets:
Beginning of Period	12,163,103	8,941,326
End of Period (including distributions in excess of net investment
income of $2,745 and $3,844, respectively)	$ 6,705,261	$ 12,163,103

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

						March 1, 2005*
	Year Ended		Year Ended	Year Ended		through
	December 31, 2008		December 31, 2007	December 31, 2006		December 31, 2005

Net Asset Value, Beginning of Period	$ 11.71		$ 11.29	$ 10.19		$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss)	0.05	(a)	0.05	0.01		(0.02)
Net gain (loss) from securities
(both realized and unrealized)	(4.12)		0.41	1.10		0.25
Total from operations	(4.07)		0.46	1.11		0.23
Distributions to shareholders from
Net investment income	(0.06)		(0.04)	(0.01)		-	(d)
Net realized gains	-		-	-		(0.04)
Return of capital	-		-	-	(d)	-
Total Distributions	(0.06)		(0.04)	(0.01)		(0.04)
Net Asset Value, End of Period	$ 7.58		$ 11.71	$ 11.29		$ 10.19

Total Return (b)	(34.76)%		4.05%	10.88%		2.32%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,705		$ 12,163	$ 8,941		$ 4,795
Ratio of expenses to average net assets,
before reimbursement	3.51%		3.09%	5.79%		8.42%	(c)
net of reimbursement	1.75%		1.75%	1.82%		2.00%	(c)
Ratio of net investment income (loss) to
average net assets	0.51%		0.35%	0.12%		(0.27)%	(c)
Portfolio turnover rate	5%		3%	183%		0%	(e)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Amount is less than $0.005.
(e) Rate is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

1.

ORGANIZATION

Free Enterprise Action Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund was organized on March 17, 2008, to acquire all the assets of the Free Enterprise Action Fund, a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”), in a tax-free reorganization, effective, April 18, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	6,658,497	-
Level 2– Other Significant Observable Inputs	-	-
Level 3– Significant Unobservable Inputs	-	-
Total	6,658,497	-

                                                                              *Other financial instruments include futures, forwards and swap contracts.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.  As of and during the fiscal year ended December 31, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Action Fund Management, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund.  For the year ended December 31, 2008, the Adviser earned advisory fees of $129,468.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2009, so that the total annual operating expenses of the Fund do not exceed 1.75% of the Fund’s average daily net assets.  During the year ended December 31, 2008, the Adviser waived fees of $181,612.

Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  As of December 31, 2008, the reimbursement that may potentially be made by the Fund is $575,926 and will expire on December 31 of the years indicated below:

2009	2010	2011
$239,564	$154,750	$181,612

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting and transfer agency services to the Fund.  Prior to April 18, 2008, Citi Fund Services Ohio, Inc. (“CFSO”) provided such services to the Fund.  Agreements with GFS are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Prior to April 18, 2008, the Fund had an Administration Agreement with CFSO based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Prior to April 18, 2008, the Fund had a Fund Accounting Agreement with CFSO based on a tiered structure, subject to a minimum fee of $37,500 per annum, plus applicable reimbursement of certain expenses.

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts.

Prior to April 18, 2008, the Fund had a Transfer Agent Agreement where CFSO received a fee of $17,000 per annum, plus applicable reimbursement of certain expenses.

The expenses incurred by the Fund for administrative, fund accounting and transfer agency services provided by CFSO and GFS for the year ended December 31, 2008 were as follows:

	Administration	Fund Accounting	Transfer Agency
CFSO	$13,877	$17,409	$23,624
GFS	$22,366	$26,080	$10,143

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2008, the Fund incurred expenses of $9,706 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended December 31, 2008, GemCom received $6,992 for providing such services.

Northern Lights Distributors, LLC, an affiliate of GFS, serves as the principal underwriter and distributor of the Fund’s shares.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives a per meeting fee of $7,500 to be paid equally by each Fund in the Trust. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended December 31, 2008, amounted to $482,260 and $999,614, respectively.  The cost basis of securities for tax reporting purposes was $9,502,530.  Gross unrealized appreciation and depreciation on investments as of December 31, 2008 aggregated $222,047 and $3,066,080, respectively.

5.

TAX INFORMATION

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 772
Undistributed long-term capital gain	―
Total distributable earnings	$ 772
Accumulated capital and other losses	$ (434,586)
Unrealized depreciation	(2,844,033)
Total accumulated losses	$(3,277,847)

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and return of capital adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of organizational expenses and return of capital adjustments.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	For the year ended December 31, 2008	For the year ended December 31, 2007
Ordinary Income	$ 51,983	$ 39,725
Capital Gain	―	―
Return of Capital	―	77
Total Distributions Paid	$ 51,983	$ 39,802

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $289,672 of such capital losses.

At December 31, 2008, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

December 31, 2014	December 31, 2016	Total
$41,665	$99,592	$141,257

6.

 NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Free Enterprise Action Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Free Enterprise Action Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of December 31, 2008, and the related statements of operations, changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The financial highlights and financial statements for the periods indicated prior to December 31, 2008, were audited by other auditors, who expressed unqualified opinions on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Free Enterprise Action Fund as of December 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 25, 2009

Free Enterprise Action Fund

TRUSTEES AND OFFICERS (Unaudited)

December 31, 2008

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
L. Merill Bryan*** (64) Trustee since 2006 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2006

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2006 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002) Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola**** (56) Trustee since 2006 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

Free Enterprise Action Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2008

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-766-3960.

Free Enterprise Action Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Expenses Paid During the Period (7/1/08 to 12/31/08)
Actual	$1,000.00	$ 740.23	$ 7.66
Hypothetical (5% return before expenses)	$1,000.00	$1,016.34	$ 8.87

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over  the period, multiplied by 184 days and divided by 366.

Investment Adviser

Action Fund Management, LLC

12309 Briarbush Lane

Potomac, Maryland 20854

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending December 31st  as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-766-3960 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-766-3960.

Investor Information: 1-800-766-3960

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $12,000

2007 - $0

(b)

Audit-Related Fees

2008 – None

2007 – None

(c)

Tax Fees

2008 – $1,000

2007 – $0

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2007

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $1,000

2007 - $0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/10/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/10/09

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Asst. Treasurer

Date

3/10/09